COMPULSORY LOANS	12 Months Ended
Dec. 31, 2020
COMPULSORY LOANS
COMPULSORY LOANS

NOTE 26 — COMPULSORY LOANS

a) Compulsory not paid

The Compulsory Loan on the consumption of electricity was created by Law no. 4,156 / 62, for the purpose of expanding and improving the Brazilian electricity sector, and been collected only since 1964. Initially, the tax fell on all electricity consumers, and its return was ensured until 1976 by the issue of bearer bonds (Obligations).

With the advent of Decree-Law No. 1,512 / 76, the incidence of the compulsory loan, during the period from 1977 to 1993, fell only on the large industrial consumers of electric energy, thus, considered those industrial companies with monthly consumption greater than 2,000 Kw.h.

In this 2nd phase, the Compulsory Loan was represented by credits, and no longer by Obligations. The collection took place in the period from 1977 to 1993 and the return of the credits was made through the delivery of the Company's preferred shares, with 4 meetings for converting collected credits into shares.

Most of the credits collected by Eletrobras at the time the law was in effect have already been returned to taxpayers. However, there are still credits to be returned by the Company, since some taxpayers, questioning the constitutionality of the Compulsory Loan, filed a lawsuit with consignatory actions to discuss its collection by Eletrobras, depositing these tax amounts in court.

As Eletrobras was successful in these actions and was authorized to withdraw the deposited amount, by issuing a court order, the obligation to return these taxes was recorded in the Company's liabilities. These credits were not converted at the 4 meetings held by Eletrobras mentioned above, as they entered the Company's cash after the last conversion meeting held in 2008.

Eletrobras, after withdrawing these deposits, assumes the obligation to return the principal amount within 20 years and to pay annual interest of 6% per year, in accordance with Decree-Law No. 1,512 / 76. Therefore, these credits are recorded in current and noncurrent liabilities and are remunerated at the rate of 6% per year until the date of their conversion into shares, plus monetary restatement since the date that the judicial deposit was lifted, based on the variation in the Price Index at Special Broad Consumer (IPCA-E).

It is noteworthy that the interest of 6% per year, in this case, is accrued, during the grace period, as it is a compulsory loan not yet converted into shares, and also not a judicial debt, as is the case of judicial monetary correction of the tax already converted into shares and dealt with in note 32, which deals with provisions and contingent liabilities.

b) Provision for shares to be delivered

There is also a liability equivalent to the value of preferred shares B, used as payment in lawsuits involving monetary restatement of the compulsory loan credits converted through the four meetings held by Eletrobras.

Considering that taxpayers need to register with the administrative procedure for share requests - Eletrobras SAC, demonstrating, through the appropriate legal documents, their legitimacy to receive these shares; there are many taxpayers who have not yet had the converted shares registered to their names, these referred shares being registered in the Company's shareholders' equity, as well as in the Custodian Bank, under the heading "shares with shareholders to be identified".

It should be noted that these are not treasury shares, but shares subject to the conversion of compulsory loan credits, with the purpose of settling such credits, in accordance with the prerogative granted to Eletrobras by the legislation governing the tax. In addition, these are not shares without ownership , as the SAC is a procedure that attributes to the identified shareholder the full political and economic rights inherent to shareholding ownership under the terms of Law No. 6,404 / 1976 and CVM regulations.

As of 2008, in a decision based on a legal position, Eletrobras used the balance of shares of shareholders not yet identified, resulting from the conversion of the compulsory loan, for the payment of legal proceedings for differences in the monetary correction of the credits of the compulsory loan . On the other hand, Eletrobras recorded a provision in an amount equivalent to the value of preferred shares B, which must be delivered to taxpayers who prove their legitimacy within the scope of the SAC.

However, in light of a new legal opinion, an understanding was consolidated that Eletrobras may not have the obligation to deliver preferred shares B, by means of a capital increase or by the acquisition of identical shares on the market, in this case, in compliance with Law 6,404 / 1976 and rules issued by the CVM.

In this sense, the company can update the amount equivalent to the value of preferred shares B, which it must deliver to the taxpayers who prove their legitimacy in the SAC, based on the market value of the share or its book value, relative to the last fiscal year, whichever is more advantageous.

Thus, in December 2020, the currency equivalent value of the shares to be delivered was recorded in non-current liabilities and updated by the average of the last 12 months of the market value of said shares, with an increase equivalent to the earnings that such taxpayers, after approved by the SAC, they would have the right to fully exercise the political and economic rights resulting from ownership, observing the 3-year statutory term provided for Law No. 6,404 / 1976. In addition, the amounts equivalent to the earnings they would be entitled as shareholders were included in the amount of the provision recorded by Eletrobras, however, the statute of limitations must be observed.

	12/31/2020	12/31/2019	12/31/2018
Opening balance	485,756	493,118	501,134
Ingress of funds	7,263	—	—
Provision for implementation of shares	376,433	—	—
Debt charges	39,243	(10,433)	(5,020)
Interest payment	(2,282)	(2,873)	(5,367)
Monetary adjustment	140,696	5,944	2,371
Final balance	1,047,109	485,756	493,118
Current	57,201	15,156	15,659
Non-current	989,908	470,600	477,459
Total	1,047,109	485,756	493,118

Accounting policy

The company records the obligation in current and non-current liabilities and are remunerated at the rate of 6% per year until the date of conversion into shares, plus monetary restatement based on the Special Extended Consumer Price Index (IPCA-E), in accordance with Decree-Law No. 1.512 / 76. In the case of the provision for the implementation of shares, the amount is adjusted by the share price.